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Invesco MSCI Global Timber ETF
Summary Information
Investment Objective
The Invesco MSCI Global Timber ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the MSCI ACWI IMI Timber Select Capped Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco MSCI Global Timber ETF Invesco MSCI Global Timber ETF
Management Fees	0.50%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement	0.15%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67%
[1]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, licensing fees, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.55% of the Fund's average daily net assets per year (the “Expense Cap”) until at least August 31, 2025, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco MSCI Global Timber ETF | Invesco MSCI Global Timber ETF | USD ($)	68	247	440	1,000

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, MSCI, Inc. (“MSCI” or the “Index Provider”) compiles, maintains, and calculates the Underlying Index, which is comprised of equity securities of companies in both developed and emerging markets throughout the world that are engaged in the ownership and management of forests and timberlands and the production of finished products that use timber as a raw material.
The securities in the Underlying Index are selected from a universe of securities that are included in the MSCI ACWI Investable Market Index (the “Parent Index”) and classified by the Global Industry Classification Standard (“GICS”) to be in the sub-industries of forest products, paper products, paper and plastic packaging products and materials or specialized real estate investment trusts (“REITs”) classified as “timber” REITs.
The constituents of the Underlying Index are weighted based on their free float-adjusted market capitalization. As of December 31, 2023, the Underlying Index was comprised of 71 securities with market capitalizations ranging from $101.2 million to $25.4 billion and represented the following countries: Brazil, Canada, Chile, China, Finland, India, Indonesia, Ireland, Japan, Norway, Portugal, Saudi Arabia, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, the United Kingdom (“UK”), and the United States.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of October 31, 2023, the Fund had significant exposure to the materials sector and the global timber industry. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of the Guggenheim MSCI Global Timber ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	December 31, 2020	21.78%
Worst Quarter	March 31, 2020	-27.43%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco MSCI Global Timber ETF		1 Year	5 Years	10 Years	Inception Date
Invesco MSCI Global Timber ETF		9.20%	8.19%	4.56%	Nov. 09, 2007
After Taxes on Distributions | Invesco MSCI Global Timber ETF		8.42%	7.66%	3.88%
After Taxes on Distributions and Sale of Fund Shares | Invesco MSCI Global Timber ETF		5.74%	6.46%	3.41%
MSCI ACWI IMI Timber Select Capped Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1]	9.34%	8.23%
Blended—MSCI ACWI IMI Timber Select Capped Index (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	[2]	9.34%	8.23%	4.74%
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	[3]	22.20%	11.72%	7.93%
MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[3]	23.79%	12.80%	8.60%
[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of January 27, 2016.
[2]	Blended - MSCI ACWI IMI Timber Select Capped Index reflects the performance of the Beacon Global Timber Index (such performance does not reflect any deduction for fees, expenses or taxes), the Fund’s previous underlying index, until May 20, 2016 and the Underlying Index thereafter.
[3]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI (Net) to reflect that the MSCI ACWI (Net) can be considered more broadly representative of the overall applicable securities market.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.